NET FINANCIAL COSTS (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Net Financial Costs
Unrealized foreign exchange loss (gain)	$ (490)	$ 6	$ (1,011)	$ 14
Interest income	(117)	(8)	(214)	(31)
Interest expense on lease liabilities	28	5	86	21
Accretion and interest on borrowings and bond	688	321	2,037	558
Accretion of debt issue costs		21	9	21
Loss on disposal of investment		16		22
Net financial costs	$ 109	$ 361	$ 907	$ 605